CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill		$ 16,332	$ 16,032
Other intangible assets		11,338	9,480
Property, plant and equipment		186,461	185,219
Joint ventures and associates		23,456	23,445
Investments in securities		2,225	2,255
Deferred tax		7,524	6,857
Retirement benefits		10,980	10,003
Trade and other receivables		7,315	6,018
Derivative financial instruments	[1]	692	374
Non-current assets		266,323	259,683
Current assets
Inventories		23,283	23,426
Trade and other receivables		45,570	45,860
Derivative financial instruments	[1]	9,443	9,673
Cash and cash equivalents		32,682	39,110
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		110,978	118,069
Assets classified as held for sale		10,619	9,857
Current assets		121,597	127,926
Total assets		387,920	387,609
Non-current liabilities
Debt		65,218	65,448
Trade and other payables		5,876	3,290
Derivative financial instruments	[1]	1,037	2,185
Deferred tax		12,921	13,505
Retirement benefits		6,983	6,752
Decommissioning and other provisions		20,777	21,227
Non-current liabilities		112,813	112,407
Current liabilities
Debt		10,457	11,630
Trade and other payables		58,379	60,693
Derivative financial instruments	[1]	6,451	7,391
Income taxes payable		3,642	4,648
Decommissioning and other provisions		5,234	4,469
Current liabilities other than liabilities included in disposal groups classified as held for sale		84,164	88,831
Liabilities directly associated with assets classified as held for sale	[2]	7,856	6,203
Current liabilities		92,020	95,034
Total liabilities		204,832	207,441
Equity attributable to Shell plc shareholders		181,137	178,307
Non-controlling interest		1,951	1,861
Total equity		183,088	180,168
Total liabilities and equity		$ 387,920	$ 387,609

[1]	1. See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.
[2]	2. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.